Federated Hermes Ultrashort Bond Fund
Portfolio of Investments
December 31, 2020 (unaudited)
Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—41.6%
		Auto Receivables—20.5%
$ 15,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.420%, 4/18/2023	$15,456,372
13,000,000		AmeriCredit Automobile Receivables Trust 2017-3, Class D, 3.180%, 7/18/2023	13,308,446
822,921		AmeriCredit Automobile Receivables Trust 2018-1, Class A3, 3.070%, 12/19/2022	828,630
2,590,000		AmeriCredit Automobile Receivables Trust 2019-3, Class D, 2.580%, 9/18/2025	2,690,124
5,320,000		AmeriCredit Automobile Receivables Trust 2020-2, Class D, 2.130%, 3/18/2026	5,454,868
6,000,000		AmeriCredit Automobile Receivables Trust 2020-3, Class C, 1.060%, 8/18/2026	6,026,589
5,325,000		AmeriCredit Automobile Receivables Trust 2020-3, Class D, 1.490%, 9/18/2026	5,348,796
14,745,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 0.478% (1-month USLIBOR +0.320%), 5/15/2023	14,781,733
7,300,000		BMW Vehicle Lease Trust 2019-1, Class A4, 2.920%, 8/22/2022	7,396,752
16,175,000		BMW Vehicle Owner Trust 2020-A, Class A3, 0.480%, 10/25/2024	16,262,833
75,828		Canadian Pacer Auto Receivable 2018-1A, Class A3, 3.000%, 11/19/2021	76,011
6,100,000		Canadian Pacer Auto Receivable 2018-1A, Class B, 3.470%, 2/19/2023	6,122,496
2,500,000		Canadian Pacer Auto Receivable 2020-1A, Class A3, 1.830%, 7/19/2024	2,551,171
80,228		Capital One Prime Auto Receivables Trust 2019-1, Class A2, 2.580%, 4/15/2022	80,418
7,000,000		Capital One Prime Auto Receivables Trust 2019-1, Class A4, 2.560%, 10/15/2024	7,194,587
9,757,006		Capital One Prime Auto Receivables Trust 2020-1, Class A2, 1.640%, 6/15/2023	9,824,497
41,126,000		Chase Auto Credit Linked Notes 2020-2, Class B, 0.840%, 2/25/2028	41,263,209
3,500,000		Chase Auto Credit Linked Notes 2020-2, Class C, 1.139%, 2/25/2028	3,508,324
4,000,000		Chase Auto Credit Linked Notes 2020-2, Class D, 1.487%, 2/25/2028	4,020,822
6,000,000		Daimler Trucks Retail Trust 2020-1, Class A3, 1.220%, 9/15/2023	6,065,185
7,993,030		Drive Auto Receivables Trust 2019-2, Class B, 3.170%, 11/15/2023	8,074,583
3,755,482		Drive Auto Receivables Trust 2019-4, Class A3, 2.160%, 5/15/2023	3,774,790
4,705,000		Drive Auto Receivables Trust 2020-1, Class C, 2.360%, 3/16/2026	4,828,791
8,600,000		Drive Auto Receivables Trust 2020-1, Class D, 2.700%, 5/17/2027	8,926,883
20,110		Fifth Third Auto Trust 2019-1, Class A2A, 2.660%, 5/16/2022	20,153
15,000,000		Ford Credit Auto Lease Trust 2018-B, Class B, 3.490%, 3/15/2022	15,162,008
10,250,000		Ford Credit Auto Lease Trust 2019-A, Class B, 3.250%, 7/15/2022	10,445,073
7,000,000		Ford Credit Auto Lease Trust 2020-A, Class B, 2.050%, 6/15/2023	7,136,058
11,500,000		Ford Credit Auto Lease Trust 2020-B, Class B, 1.000%, 11/15/2023	11,575,480
6,750,000		Ford Credit Auto Lease Trust 2020-B, Class C, 1.700%, 2/15/2025	6,802,923
159,822		Ford Credit Auto Owner Trust 2017-C, Class A3, 2.010%, 3/15/2022	160,265
6,600,000		Ford Credit Auto Owner Trust 2019-B, Class B, 2.400%, 11/15/2024	6,839,650
5,000,000		Ford Credit Auto Owner Trust 2019-B, Class C, 2.580%, 12/15/2025	5,186,500
5,850,000		Ford Credit Auto Owner Trust 2019-C, Class C, 2.250%, 5/15/2026	6,065,865
7,213,324		Ford Credit Auto Owner Trust 2020-B, Class A2A, 0.500%, 2/15/2023	7,234,143
5,000,000		Ford Credit Auto Owner Trust 2020-C, Class B, 0.790%, 8/15/2026	5,018,153
4,280,000		Ford Credit Auto Owner Trust 2020-C, Class C, 1.040%, 5/15/2028	4,295,655
2,763,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class A, 2.840%, 3/15/2024	2,850,665
16,000,000		Ford Credit Floorplan Master Owner Trust 2019-1, Class B, 3.040%, 3/15/2024	16,279,891
5,000,000	[1]	Ford Credit Floorplan Master Owner Trust 2019-3, Class A2, 0.758% (1-month USLIBOR +0.600%), 9/15/2024	5,042,107
14,000,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class B, 0.980%, 9/15/2025	14,021,409
14,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class C, 1.420%, 9/15/2025	14,538,107
17,500,000		Ford Credit Floorplan Master Owner Trust 2020-1, Class D, 2.120%, 9/15/2025	17,510,101
3,340,000		General Motors 2019-1, Class C, 3.060%, 4/15/2024	3,411,889
9,480,000		General Motors 2020-1, Class A, 0.680%, 8/15/2025	9,546,653

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 2,450,000		General Motors 2020-1, Class B, 1.030%, 8/15/2025	$2,442,698
1,440,000		General Motors 2020-1, Class C, 1.480%, 8/15/2025	1,433,732
13,000,000		General Motors 2020-2, Class A, 0.690%, 10/15/2025	13,037,180
5,750,000		General Motors 2020-2, Class B, 0.960%, 10/15/2025	5,782,740
4,000,000		General Motors 2020-2, Class C, 1.310%, 10/15/2025	3,982,142
6,550,000		GM Financial Automobile Leasing Trust 2019-3, Class A4, 2.030%, 7/20/2023	6,658,008
4,245,355	[1]	GM Financial Automobile Leasing Trust 2020-1, Class A2B, 0.291% (1-month USLIBOR +0.140%), 4/20/2022	4,253,886
7,000,000		GM Financial Automobile Leasing Trust 2020-1, Class D, 2.280%, 6/20/2024	7,038,410
3,000,000		GM Financial Automobile Leasing Trust 2020-2, Class C, 2.560%, 7/22/2024	3,110,757
7,840,000		GM Financial Automobile Leasing Trust 2020-2, Class D, 3.210%, 12/20/2024	8,207,792
24,500,000	[1]	GM Financial Automobile Leasing Trust 2020-3, Class A2B, 0.281% (1-month USLIBOR +0.130%), 11/21/2022	24,520,605
9,000,000		GM Financial Automobile Leasing Trust 2020-3, Class D, 1.710%, 2/20/2025	9,020,452
435,630		GM Financial Consumer Automobile Receivables Trust 2017-3A, Class A3, 1.970%, 5/16/2022	436,827
4,250,000		GM Financial Securitized Term 2018-1, Class B, 2.570%, 7/17/2023	4,329,072
3,275,000		GM Financial Securitized Term 2018-4, Class C, 3.620%, 6/17/2024	3,436,458
9,000,000		GM Financial Securitized Term 2019-3, Class C, 2.620%, 1/16/2025	9,319,772
3,350,000		GM Financial Securitized Term 2020-3, Class B, 0.810%, 1/16/2026	3,355,875
2,000,000		GM Financial Securitized Term 2020-3, Class D, 1.910%, 9/16/2027	2,003,305
11,800,000		Harley-Davidson Motorcycle Trust 2019-A, Class A3, 2.340%, 2/15/2024	11,846,245
5,560,000		Harley-Davidson Motorcycle Trust 2019-A, Class A4, 2.390%, 11/15/2026	5,630,097
2,841,356		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.010%, 5/18/2022	2,869,803
6,500,000		Honda Auto Receivables Owner Trust 2019-1, Class A4, 2.900%, 6/18/2024	6,759,926
5,000,000		Honda Auto Receivables Owner Trust 2019-2, Class A3, 2.520%, 6/21/2023	5,100,163
10,000,000		Hyundai Auto Lease Securitization Trust 2019-A, Class B, 3.250%, 10/16/2023	10,098,650
4,375,000		Hyundai Auto Lease Securitization Trust 2020-A, Class B, 2.120%, 5/15/2024	4,493,811
6,100,000		Hyundai Auto Lease Securitization Trust 2020-B, Class B, 0.810%, 10/15/2024	6,112,598
9,500,000		Hyundai Auto Receivables Trust 2017-B, Class C, 2.440%, 5/15/2024	9,628,275
16,000,000		Hyundai Auto Receivables Trust 2019-A, Class C, 3.030%, 11/17/2025	16,741,798
2,750,000		Hyundai Auto Receivables Trust 2019-B, Class B, 2.210%, 4/15/2025	2,871,463
4,900,000		Hyundai Auto Receivables Trust 2019-B, Class C, 2.400%, 6/15/2026	5,070,238
4,125,000		Hyundai Auto Receivables Trust 2020-B, Class B, 0.940%, 12/15/2025	4,154,914
6,353,000		Hyundai Auto Receivables Trust 2020-B, Class C, 1.600%, 12/15/2026	6,483,758
6,375,000		Hyundai Auto Receivables Trust 2020-C, Class C, 1.080%, 12/15/2027	6,397,160
2,684,146		Mercedes-Benz Auto Lease Trust 2019-A, Class A3, 3.100%, 11/15/2021	2,699,511
4,300,000		Mercedes-Benz Auto Lease Trust 2019-A, Class A4, 3.250%, 10/15/2024	4,355,881
11,100,000		Mercedes-Benz Auto Lease Trust 2019-B, Class A4, 2.050%, 8/15/2025	11,317,233
11,500,000		Mercedes-Benz Auto Lease Trust 2020-B, Class A4, 0.500%, 6/15/2026	11,555,810
8,500,000		Mercedes-Benz Auto Receivables Trust 2020-1, Class A2, 0.460%, 3/15/2023	8,526,508
17,500,000	[1]	NextGear Floorplan Master Owner Trust 2018-1A, Class A1, 0.798% (1-month USLIBOR +0.640%), 2/15/2023	17,537,968
5,330,000	[1]	NextGear Floorplan Master Owner Trust 2018-2A, Class A1, 0.758% (1-month USLIBOR +0.600%), 10/15/2023	5,348,482
33,000,000		NextGear Floorplan Master Owner Trust 2019-1A, Class B, 3.460%, 2/15/2024	33,425,139
18,000,000		NextGear Floorplan Master Owner Trust 2019-2A, Class B, 2.300%, 10/15/2024	17,671,460
4,000,000		NextGear Floorplan Master Owner Trust 2020-1A, Class B, 1.790%, 2/15/2025	4,049,942
18,226,284		Nissan Auto Receivables Owner 2020-B, Class A2A, 0.470%, 10/17/2022	18,276,827
4,000,000		Nissan Auto Receivables Owner 2020-B, Class A3, 0.550%, 7/15/2024	4,022,984
26,225,000	[1]	Nissan Master Owner Trust Receivables 2019-A, Class A, 0.718% (1-month USLIBOR +0.560%), 2/15/2024	26,401,106
20,000,000	[1]	Nissan Master Owner Trust Receivables 2019-B, Class A, 0.588% (1-month USLIBOR +0.430%), 11/15/2023	20,083,622
4,150,000		Santander Consumer Auto Receivables Trust 2020-B, Class B, 0.770%, 12/15/2025	4,181,205
2,000,000		Santander Consumer Auto Receivables Trust 2020-B, Class C, 1.290%, 4/15/2026	2,011,677
3,050,000		Santander Consumer Auto Receivables Trust 2020-B, Class D, 2.140%, 12/15/2026	3,094,766

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$ 659,628		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.760%, 12/15/2022	$662,341
9,300,000		Santander Drive Auto Receivables Trust 2019-2, Class C, 2.900%, 10/15/2024	9,544,770
17,550,000		Santander Drive Auto Receivables Trust 2019-3, Class D, 2.680%, 10/15/2025	18,070,928
10,000,000		Santander Drive Auto Receivables Trust 2020-2, Class D, 2.220%, 9/15/2026	10,234,889
32,125,000		Santander Drive Auto Receivables Trust 2020-3, Class C, 1.120%, 1/15/2026	32,465,522
4,100,000		Santander Drive Auto Receivables Trust 2020-3, Class D, 1.640%, 11/16/2026	4,170,717
9,500,000		Santander Drive Auto Receivables Trust 2020-4, Class D, 1.480%, 1/15/2027	9,541,269
14,000,000		Santander Retail Auto Lease Trust 2019-A, Class D, 3.660%, 5/20/2024	14,393,228
985,000		Santander Retail Auto Lease Trust 2019-B, Class B, 2.580%, 8/21/2023	1,001,728
15,600,000		Santander Retail Auto Lease Trust 2019-B, Class C, 2.770%, 8/21/2023	16,030,658
13,444,562	[1]	Santander Retail Auto Lease Trust 2019-C, Class A2B, 0.491% (1-month USLIBOR +0.340%), 9/20/2022	13,488,166
5,260,000		Santander Retail Auto Lease Trust 2020-A, Class D, 2.520%, 11/20/2024	5,386,830
5,750,000		Santander Retail Auto Lease Trust 2020-B, Class C, 1.180%, 12/20/2024	5,795,242
20,000,000		Santander Retail Auto Lease Trust 2020-B, Class D, 1.980%, 10/20/2025	20,067,608
22,000,000		Securitized Term Auto Receivables Trust 2019-1A, Class A4, 3.141%, 11/27/2023	22,097,585
16,760,000		Tesla Auto Lease Trust 2019-A, Class A4, 2.200%, 11/21/2022	17,185,367
16,995,000		Tesla Auto Lease Trust 2020-A, Class B, 1.180%, 1/22/2024	17,249,301
3,650,000		Tesla Auto Lease Trust 2020-A, Class D, 2.330%, 2/20/2024	3,734,729
5,000,000		Toyota Auto Receivables Owner 2019-B, Class A3, 2.570%, 8/15/2023	5,102,135
7,000,000		Toyota Auto Receivables Owner Trust 2019-C, Class A3, 1.910%, 9/15/2023	7,124,563
10,000,000		Toyota Auto Receivables Owner Trust 2020-C, Class A3, 0.440%, 10/15/2024	10,050,136
9,425,000		Volkswagen Auto Lease Trust 2019-A, Class A4, 2.020%, 8/20/2024	9,630,804
34,600,000		Volkswagen Auto Lease Trust 2020-A, Class A3, 0.390%, 1/22/2024	34,671,100
12,000,000		Volkswagen Auto Lease Trust 2020-A, Class A4, 0.450%, 7/21/2025	12,031,037
2,250,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.370%, 5/15/2024	2,262,839
13,500,000		World Omni Auto Receivables Trust 2019-C, Class B, 2.200%, 12/15/2025	13,964,743
8,100,000		World Omni Auto Receivables Trust 2019-C, Class C, 2.400%, 6/15/2026	8,373,780
1,400,000		World Omni Auto Receivables Trust 2020-A, Class C, 1.640%, 8/17/2026	1,430,085
6,000,000	[1]	World Omni Auto Receivables Trust 2020-B, Class A2B, 0.408% (1-month USLIBOR +0.250%), 7/17/2023	6,010,868
10,000,000		World Omni Auto Receivables Trust 2020-C, Class A2, 0.350%, 12/15/2023	10,035,597
5,000,000		World Omni Auto Receivables Trust 2020-C, Class B, 0.870%, 10/15/2026	5,013,810
2,650,000		World Omni Auto Receivables Trust 2020-C, Class C, 1.390%, 5/17/2027	2,657,556
3,682,811		World Omni Auto Receivables Trust, Class A3, 3.040%, 5/15/2024	3,761,182
6,500,000		World Omni Automobile Lease Securitization Trust 2018-B, Class B, 3.430%, 3/15/2024	6,588,195
5,000,000		World Omni Automobile Lease Securitization Trust 2019-A, Class B, 3.240%, 7/15/2024	5,122,835
6,000,000		World Omni Automobile Lease Securitization Trust 2019-B, Class B, 2.130%, 2/18/2025	6,121,697
10,645,000		World Omni Automobile Lease Securitization Trust 2020-A, Class B, 1.930%, 6/16/2025	10,791,808
5,700,000		World Omni Automobile Lease Securitization Trust 2020-B, Class B, 0.700%, 2/17/2026	5,714,561
669,567		World Omni Select Auto Trust 2019-A, Class A2A, 2.060%, 8/15/2023	673,640
18,000,000		World Omni Select Auto Trust 2019-A, Class A3, 2.000%, 8/15/2024	18,300,703
5,000,000		World Omni Select Auto Trust 2019-A, Class C, 2.380%, 12/15/2025	5,118,114
6,000,000		World Omni Select Auto Trust 2020-A, Class A2, 0.470%, 6/17/2024	6,021,304
9,250,000		World Omni Select Auto Trust 2020-A, Class B, 0.840%, 6/15/2026	9,265,980
7,750,000		World Omni Select Auto Trust 2020-A, Class C, 1.250%, 10/15/2026	7,759,603
9,000,000		World Omni Select Auto Trust 2020-A, Class D, 1.700%, 10/15/2026	9,045,019
		TOTAL	1,217,962,961
		Credit Card—7.8%
8,200,000	[1]	American Express Credit Account Master Trust 2017-2, Class A, 0.608% (1-month USLIBOR +0.450%), 9/16/2024	8,240,628
6,679,000	[1]	American Express Credit Account Master Trust 2017-5, Class B, 0.738% (1-month USLIBOR +0.580%), 2/18/2025	6,711,325
12,000,000	[1]	American Express Credit Account Master Trust 2018-3, Class A, 0.478% (1-month USLIBOR +0.320%), 10/15/2025	12,060,823

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$ 11,537,000	[1]	American Express Credit Account Master Trust 2018-5, Class A, 0.498% (1-month USLIBOR +0.340%), 12/15/2025	$11,578,775
10,000,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 0.708% (1-month USLIBOR +0.550%), 12/15/2025	10,029,117
3,600,000	[1]	American Express Credit Account Master Trust 2018-7, Class A, 0.518% (1-month USLIBOR +0.360%), 2/17/2026	3,613,737
16,613,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 0.728% (1-month USLIBOR +0.570%), 2/17/2026	16,671,900
16,286,000		American Express Credit Account Master Trust 2018-8, Class B, 3.350%, 4/15/2024	16,574,417
18,679,000	[1]	American Express Credit Account Master Trust 2018-9, Class B, 0.748% (1-month USLIBOR +0.590%), 4/15/2026	18,760,153
4,202,000		American Express Credit Account Master Trust 2019-2, Class B, 2.860%, 11/15/2024	4,337,248
8,500,000		Bank of America Credit Card Trust 2018-A3, Class A3, 3.100%, 12/15/2023	8,639,107
15,000,000	[1]	Barclays Dryrock Issuance Trust 2018-1, Class A, 0.488% (1-month USLIBOR +0.330%), 7/15/2024	15,045,826
1,200,000	[1]	Capital One Multi-Asset Execution Trust 2017-A2, Class A2, 0.568% (1-month USLIBOR +0.410%), 1/15/2025	1,204,364
4,700,000	[1]	Capital One Multi-Asset Execution Trust 2018-A2, Class A2, 0.508% (1-month USLIBOR +0.350%), 3/16/2026	4,714,900
2,000,000	[1]	Cards II Trust 2019-1A, Class A, 0.548% (1-month USLIBOR +0.390%), 5/15/2024	2,003,613
10,000,000	[1]	Citibank Credit Card Issuance Trust 2016-A3, Class A3, 0.642% (1-month USLIBOR +0.490%), 12/7/2023	10,051,534
10,800,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 0.481% (1-month USLIBOR +0.330%), 1/20/2025	10,861,763
20,250,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 0.492% (1-month USLIBOR +0.340%), 6/7/2025	20,319,567
6,250,000	[1]	Discover Card Execution Note Trust 2017-A1, Class A1, 0.648% (1-month USLIBOR +0.490%), 7/15/2024	6,285,981
14,700,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 0.518% (1-month USLIBOR +0.360%), 4/15/2025	14,742,336
14,655,000	[1]	Discover Card Execution Note Trust 2018-A2, Class A2, 0.488% (1-month USLIBOR +0.330%), 8/15/2025	14,729,663
6,250,000	[1]	Discover Card Execution Note Trust 2018-A6, Class A6, 0.548% (1-month USLIBOR +0.390%), 3/15/2026	6,272,506
4,500,000		Discover Card Execution Note Trust 2019-A3, Class A, 1.890%, 10/15/2024	4,635,567
20,000,000	[1]	Evergreen Credit Card Trust 2019-3, Class A, 0.528% (1-month USLIBOR +0.370%), 10/16/2023	20,027,602
13,000,000		Evergreen Credit Card Trust 2019-3, Class B, 2.360%, 10/16/2023	13,133,258
3,369,000		Evergreen Credit Card Trust 2019-3, Class C, 2.710%, 10/16/2023	3,412,656
14,000,000	[1]	Evergreen Credit Card Trust Series 2019-1, Class A, 0.638% (1-month USLIBOR +0.480%), 1/15/2023	14,018,208
5,000,000		Evergreen Credit Card Trust Series 2019-1, Class B, 3.590%, 1/15/2023	5,012,454
4,740,000		Evergreen Credit Card Trust Series 2019-1, Class C, 3.980%, 1/15/2023	4,751,859
4,100,000		Evergreen Credit Card Trust Series 2019-2, Class B, 2.270%, 9/15/2024	4,229,353
7,000,000	[1]	First National Master Note Trust 2018-1, Class A, 0.618% (1-month USLIBOR +0.460%), 10/15/2024	7,018,528
21,500,000	[1]	Golden Credit Card Trust 2017-4A, Class A, 0.678% (1-month USLIBOR +0.520%), 7/15/2024	21,622,877
4,750,000		Golden Credit Card Trust 2018-1A, Class A, 2.620%, 1/15/2023	4,759,512
7,000,000	[1]	Golden Credit Card Trust 2019-2A, Class A, 0.508% (1-month USLIBOR +0.350%), 10/15/2023	7,017,996
23,995,000	[1]	Master Credit Card Trust 2018-1A, Class A, 0.641% (1-month USLIBOR +0.490%), 7/21/2024	24,059,664
7,648,000		Master Credit Card Trust 2018-1A, Class B, 3.245%, 7/21/2024	7,976,482
4,237,000		Master Credit Card Trust 2018-1A, Class C, 3.737%, 7/21/2024	4,424,760
15,350,000	[1]	Master Credit Card Trust 2019-1A, Class A, 0.631% (1-month USLIBOR +0.480%), 7/21/2022	15,364,523
18,500,000	[1]	Master Credit Card Trust 2019-2A, Class A, 0.541% (1-month USLIBOR +0.390%), 1/21/2023	18,557,374
11,000,000	[1]	Penarth Master Issuer 2019-1A, Class A1, 0.683% (1-month USLIBOR +0.540%), 7/18/2023	11,008,915
15,000,000		Trillium Credit Card Trust II 2019-2A, Class B, 3.522%, 1/26/2024	15,049,426
14,457,000		Trillium Credit Card Trust II 2019-2A, Class C, 3.915%, 1/26/2024	14,502,907
1,800,000	[1]	Trillium Credit Card Trust II 2020-1A, Class A, 0.518% (1-month USLIBOR +0.370%), 12/26/2024	1,807,046
4,240,000		Trillium Credit Card Trust II 2020-1A, Class B, 2.331%, 12/26/2024	4,303,138
13,200,000	[1]	Trillium Credit Card Trust II, Class A, 0.628% (1-month USLIBOR +0.480%), 1/26/2024	13,218,201
		TOTAL	463,361,589
		Equipment Lease—4.7%
1,500,000		CNH Equipment Trust 2019-A, Class B, 3.340%, 7/15/2026	1,578,211
3,600,000		CNH Equipment Trust 2019-B, Class B, 2.870%, 11/16/2026	3,768,646
4,940,000		CNH Equipment Trust 2020-A, Class A3, 1.160%, 6/16/2025	5,012,685
2,200,000		CNH Equipment Trust 2020-A, Class B, 2.300%, 10/15/2027	2,303,360
2,600,000		Dell Equipment Finance Trust 2018-1, Class C, 3.530%, 6/22/2023	2,627,647
4,500,000		Dell Equipment Finance Trust 2018-2, Class D, 3.970%, 10/22/2024	4,604,021

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Equipment Lease—continued
$ 8,000,000		Dell Equipment Finance Trust 2019-1, Class D, 3.450%, 3/24/2025	$8,194,334
1,765,181		Dell Equipment Finance Trust 2019-2, Class A2, 1.950%, 12/22/2021	1,778,037
6,000,000		Dell Equipment Finance Trust 2019-2, Class D, 2.480%, 4/22/2025	6,117,197
5,000,000		Dell Equipment Finance Trust 2020-1, Class D, 5.920%, 3/23/2026	5,411,008
4,834,000		Dell Equipment Finance Trust 2020-2, Class B, 0.920%, 11/22/2023	4,843,016
2,350,000		Dell Equipment Finance Trust 2020-2, Class C, 1.370%, 1/22/2024	2,354,496
2,850,000		Dell Equipment Finance Trust 2020-2, Class D, 1.920%, 3/23/2026	2,855,725
7,250,000		Dell Equipment Finance Trust, Class B, 3.340%, 6/22/2023	7,327,115
2,335,000		DLL Securitization Trust 2019-DA1, Class A4, 2.920%, 4/20/2027	2,438,072
24,000,000		DLL Securitization Trust 2019-MA2, Class A3, 2.340%, 9/20/2023	24,439,358
13,251,000		DLL Securitization Trust 2019-MA2, Class A4, 2.390%, 4/20/2027	13,736,649
3,200,000		Great America Leasing Receivables 2018-1, Class B, 2.990%, 6/17/2024	3,268,430
7,500,000		Great America Leasing Receivables 2019-1, Class B, 3.370%, 2/18/2025	7,700,210
10,800,000		Great America Leasing Receivables 2020-1, Class B, 2.000%, 2/16/2026	11,212,747
2,750,000		HPEFS Equipment Trust 2019-1, Class D, 2.720%, 9/20/2029	2,794,289
11,650,000		HPEFS Equipment Trust 2020-1A, Class C, 2.030%, 2/20/2030	11,889,413
2,750,000		HPEFS Equipment Trust 2020-1A, Class D, 2.260%, 2/20/2030	2,787,778
2,500,000		HPEFS Equipment Trust 2020-2A, Class A3, 0.690%, 7/22/2030	2,511,478
8,000,000		HPEFS Equipment Trust 2020-2A, Class D, 2.790%, 7/22/2030	8,215,432
602,512		John Deere Owner Trust 2018-B, Class A3, 3.080%, 11/15/2022	609,851
5,250,000		John Deere Owner Trust 2020-B, Class A2, 0.410%, 3/15/2023	5,263,402
3,089,943		Kubota Credit Owner Trust 2019-1A, Class A2, 2.490%, 6/15/2022	3,113,962
1,750,000		Kubota Credit Owner Trust 2020-1A, Class A3, 1.960%, 3/15/2024	1,798,659
8,000,000		Kubota Credit Owner Trust 2020-2A, Class A2, 0.410%, 6/15/2023	8,018,461
1,999,711		MMAF Equipment Finance LLC 2019-A, Class A2, 2.840%, 1/10/2022	2,007,831
9,750,000		MMAF Equipment Finance LLC 2020-A, Class A2, 0.740%, 4/9/2024	9,795,835
21,000,000		MMAF Equipment Finance LLC 2020-BA, Class A2, 0.380%, 8/14/2023	21,045,301
3,679,000		Transportation Finance Equipment Trust 2019-1, Class B, 2.060%, 5/23/2024	3,756,982
2,500,000		Transportation Finance Equipment Trust 2019-1, Class C, 2.190%, 8/23/2024	2,497,694
3,000,000		Transportation Finance Equipment Trust 2019-1, Class D, 2.570%, 1/25/2027	2,997,056
121		Volvo Financial Equipment LLC 2019-1A, Class A2, 2.900%, 11/15/2021	121
4,770,000		Volvo Financial Equipment LLC 2019-1A, Class C, 3.480%, 4/15/2026	4,969,411
4,200,000		Volvo Financial Equipment LLC 2019-2A, Class B, 2.280%, 11/15/2024	4,368,000
1,464,000		Volvo Financial Equipment LLC 2019-2A, Class C, 2.500%, 5/17/2027	1,515,679
22,500,000		Volvo Financial Equipment LLC 2020-1A, Class A2, 0.370%, 4/17/2023	22,556,412
4,250,000		Volvo Financial Equipment LLC, Series 2017-1A, Class B, 2.400%, 1/18/2022	4,258,198
5,000,000		Volvo Financial Equipment LLC, Series 2017-1A, Class C, 2.600%, 4/15/2024	5,015,741
23,305,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 0.678% (1-month USLIBOR +0.520%), 7/17/2023	23,393,545
		TOTAL	276,751,495
		Home Equity Loan—0.0%
28,887	[1]	Countrywide Asset Backed Certificates 2004-4, Class A, 0.888% (1-month USLIBOR +0.740%), 8/25/2034	25,328
109,416	[2]	NC Finance Trust 1999-1, Class D, 8.750%, 1/25/2029	0
2,532,132	[2]	Washington Mutual Asset-Backed Certificates NIM Notes 2007-WM1, Class N1, 6.750%, 1/25/2047	0
		TOTAL	25,328
		Manufactured Housing—0.0%
5,449		Indymac Manufactured Housing Contract 1997-1, Class A3, 6.610%, 2/25/2028	5,475
		Other—8.6%
2,211,500		ARI Fleet Lease Trust 2017-A, Class A3, 2.280%, 4/15/2026	2,215,883
210,756		ARI Fleet Lease Trust 2018-A, Class A2, 2.550%, 10/15/2026	211,060
3,753,564		ARI Fleet Lease Trust 2019-A, Class A2A, 2.410%, 11/15/2027	3,803,633

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 64,590	[1]	Chesapeake Funding II LLC 2017-2A, Class A2, 0.608% (1-month USLIBOR +0.450%), 5/15/2029	$64,702
1,550,832	[1]	Chesapeake Funding II LLC 2017-4A, Class A2, 0.468% (1-month USLIBOR +0.310%), 11/15/2029	1,553,418
4,000,000		Chesapeake Funding II LLC 2017-4A, Class B, 2.590%, 11/15/2029	4,044,296
3,660,000		Chesapeake Funding II LLC 2017-4A, Class C, 2.760%, 11/15/2029	3,694,595
2,750,000		Chesapeake Funding II LLC 2017-4A, Class D, 3.260%, 11/15/2029	2,787,190
3,847,620	[1]	Chesapeake Funding II LLC 2018-1A, Class A2, 0.608% (1-month USLIBOR +0.450%), 4/15/2030	3,857,340
6,456,969	[1]	Chesapeake Funding II LLC 2018-2A, Class A2, 0.528% (1-month USLIBOR +0.370%), 8/15/2030	6,503,904
5,525,000		Chesapeake Funding II LLC 2018-2A, Class B, 3.520%, 8/15/2030	5,599,983
7,000,000		Chesapeake Funding II LLC 2018-2A, Class C, 3.720%, 8/15/2030	7,112,260
4,000,000		Chesapeake Funding II LLC 2018-2A, Class D, 4.060%, 8/15/2030	4,073,264
6,200,000		Chesapeake Funding II LLC 2019-1A, Class B, 3.110%, 4/15/2031	6,358,097
3,800,000		Chesapeake Funding II LLC 2019-1A, Class C, 3.360%, 4/15/2031	3,894,957
4,000,000		Chesapeake Funding II LLC 2019-1A, Class D, 3.800%, 4/15/2031	4,103,992
10,348,222		Chesapeake Funding II LLC 2020-1A, Class A1, 0.870%, 8/16/2032	10,414,839
1,840,000		Chesapeake Funding II LLC 2020-1A, Class B, 1.240%, 8/16/2032	1,847,242
1,430,000		Chesapeake Funding II LLC 2020-1A, Class C, 2.140%, 8/16/2032	1,438,204
1,350,000		Chesapeake Funding II LLC 2020-1A, Class D, 2.830%, 8/16/2032	1,351,507
562,878	[1]	Chesapeake Funding LLC 2017-3A, Class A2, 0.498% (1-month USLIBOR +0.340%), 8/15/2029	564,169
3,900,000		Chesapeake Funding LLC 2017-3A, Class B, 2.570%, 8/15/2029	3,921,325
2,300,000		Chesapeake Funding LLC 2017-3A, Class C, 2.780%, 8/15/2029	2,316,037
5,100,000		Chesapeake Funding LLC 2017-3A, Class D, 3.380%, 8/15/2029	5,151,846
3,860,243		Enterprise Fleet Financing LLC 2018-2, Class A2, 3.140%, 2/20/2024	3,891,391
4,212,620		Enterprise Fleet Financing LLC 2019-1, Class A2, 2.980%, 10/20/2024	4,276,566
6,156,278		Enterprise Fleet Financing LLC 2019-2, Class A2, 2.290%, 2/20/2025	6,265,506
2,000,000		Enterprise Fleet Financing LLC 2019-2, Class A3, 2.380%, 2/20/2025	2,014,373
5,541,051		Enterprise Fleet Financing LLC 2019-3, Class A2, 2.060%, 5/20/2025	5,643,045
4,951,626		Enterprise Fleet Financing LLC 2020-1, Class A2, 1.780%, 12/22/2025	5,039,212
3,217,302	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 0.828% (1-month USLIBOR +0.680%), 10/25/2035	3,197,995
919,573	[1]	Navient Student Loan Trust 2019-BA, Class A1, 0.558% (1-month USLIBOR +0.400%), 12/15/2059	924,250
9,000,000	[1]	Navient Student Loan Trust 2019-D, Class A2B, 1.208% (1-month USLIBOR +1.050%), 12/15/2059	9,069,761
1,767,961		Navient Student Loan Trust 2019-EA, Class A1, 2.390%, 5/15/2068	1,784,088
4,946,289	[1]	Navient Student Loan Trust 2020-A, Class A1, 0.508% (1-month USLIBOR +0.350%), 11/15/2068	4,961,763
7,928,849	[1]	Navient Student Loan Trust 2020-CA, Class A1, 0.908% (1-month USLIBOR +0.750%), 11/15/2068	7,987,562
26,617,938		Navient Student Loan Trust 2020-GA, Class A, 1.170%, 9/16/2069	26,888,571
22,575,000		Navient Student Loan Trust 2020-HA, Class A, 1.310%, 1/15/2069	22,803,594
8,510,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class A, 0.788% (1-month USLIBOR +0.640%), 5/25/2024	8,536,427
2,625,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class C, 1.098% (1-month USLIBOR +0.950%), 5/25/2024	2,623,383
2,665,000	[1]	Navistar Financial Dealer Note Master Trust 2019-1, Class D, 1.598% (1-month USLIBOR +1.450%), 5/25/2024	2,670,573
9,800,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class A, 1.098% (1-month USLIBOR +0.950%), 7/25/2025	9,812,059
5,500,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class B, 1.498% (1-month USLIBOR +1.350%), 7/25/2025	5,497,359
3,250,000	[1]	Navistar Financial Dealer Note Master Trust 2020-1, Class D, 3.048% (1-month USLIBOR +2.900%), 7/25/2025	3,245,216
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.080%, 2/15/2023	4,026,593
11,000,000	[1]	PFS Financing Corp. 2019-A, Class A1, 0.708% (1-month USLIBOR +0.550%), 4/15/2024	11,016,903
6,500,000		PFS Financing Corp. 2019-A, Class B, 3.130%, 4/15/2024	6,649,822
6,000,000	[1]	PFS Financing Corp. 2019-B, Class A, 0.708% (1-month USLIBOR +0.550%), 9/15/2023	6,035,327
3,100,000	[1]	PFS Financing Corp. 2019-B, Class B, 0.958% (1-month USLIBOR +0.800%), 9/15/2023	3,106,849
2,000,000		PFS Financing Corp. 2019-C, Class B, 2.420%, 10/15/2024	2,015,428
10,000,000		PFS Financing Corp. 2020-B, Class A, 1.210%, 6/15/2024	10,135,340
12,500,000		PFS Financing Corp. 2020-E, Class A, 1.000%, 10/15/2025	12,638,021
4,000,000		PFS Financing Corp. 2020-E, Class B, 1.570%, 10/15/2025	4,037,404

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$ 2,900,000		PFS Financing Corp. 2020-F, Class B, 1.420%, 8/15/2024	$2,913,932
7,500,000		PFS Financing Corp. 2020-G, Class A, 0.970%, 2/15/2026	7,553,722
4,915,000		PFS Financing Corp. 2020-G, Class B, 1.570%, 2/15/2026	4,931,717
5,057,427		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	5,289,330
7,596,472		Sierra Receivables Funding Co. 2020-2A, Class A, 1.330%, 7/20/2037	7,651,496
923,034	[1]	SLM Student Loan Trust 2011-2, Class A1, 0.748% (1-month USLIBOR +0.600%), 11/25/2027	925,730
7,545,401	[1]	SMB Private Education Loan Tru 2020-A, Class A1, 0.458% (1-month USLIBOR +0.300%), 3/15/2027	7,576,097
573,014	[1]	Social Professional Loan Program LLC 2016-D, Class A1, 1.098% (1-month USLIBOR +0.950%), 1/25/2039	576,343
698,048	[1]	Social Professional Loan Program LLC 2016-E, Class A1, 0.998% (1-month USLIBOR +0.850%), 7/25/2039	700,534
1,452,949	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 0.848% (1-month USLIBOR +0.700%), 3/26/2040	1,458,757
1,036,165	[1]	Social Professional Loan Program LLC 2017-C, Class A1, 0.748% (1-month USLIBOR +0.600%), 7/25/2040	1,037,765
1,060,837	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 0.648% (1-month USLIBOR +0.500%), 11/26/2040	1,062,273
1,009,055	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 0.498% (1-month USLIBOR +0.350%), 2/25/2042	1,005,491
81,446		Social Professional Loan Program LLC 2018-C, Class A1FX, 3.080%, 1/25/2048	81,909
574,969		Social Professional Loan Program LLC 2019-A, Class A1FX, 3.180%, 6/15/2048	579,040
532,490		Social Professional Loan Program LLC 2019-B, Class A1FX, 2.780%, 8/17/2048	536,319
7,894,401		Social Professional Loan Program LLC 2020-A, Class A1FX, 2.060%, 5/15/2046	7,987,775
866,021		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.260%, 8/25/2025	875,654
281,912		Sofi Consumer Loan Program Trust 2017-3, Class A, 2.770%, 5/25/2026	283,782
5,065,735		Sofi Consumer Loan Program Trust 2019-3, Class A, 2.900%, 5/25/2028	5,142,216
3,903,448		Sofi Consumer Loan Program Trust 2020-1, Class A, 2.020%, 1/25/2029	3,960,554
5,000,000		Sofi Consumer Loan Program Trust 2020-1, Class B, 2.250%, 1/25/2029	4,982,636
3,645,280	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 0.898% (1-month USLIBOR +0.750%), 9/25/2056	3,623,879
5,005,375	[1]	Verizon Owner Trust 2018-1A, Class A1B, 0.411% (1-month USLIBOR +0.260%), 9/20/2022	5,032,054
6,000,000		Verizon Owner Trust 2018-1A, Class C, 3.550%, 4/20/2023	6,168,061
3,500,000		Verizon Owner Trust 2019-A, Class C, 2.600%, 12/20/2023	3,577,797
9,400,000		Verizon Owner Trust 2019-A, Class C, 3.220%, 9/20/2023	9,756,265
11,000,000		Verizon Owner Trust 2019-B, Class A1A, 2.330%, 12/20/2023	11,274,229
4,200,000	[1]	Verizon Owner Trust 2019-B, Class A1B, 0.601% (1-month USLIBOR +0.450%), 12/20/2023	4,235,075
6,500,000		Verizon Owner Trust 2019-C, Class A1A, 1.940%, 4/22/2024	6,670,148
17,600,000		Verizon Owner Trust 2019-C, Class C, 2.160%, 4/22/2024	18,159,636
27,000,000	[1]	Verizon Owner Trust 2020-A, Class A1B, 0.421% (1-month USLIBOR +0.270%), 7/22/2024	27,068,526
10,000,000		Verizon Owner Trust 2020-A, Class C, 2.060%, 7/22/2024	10,334,576
17,000,000		Verizon Owner Trust 2020-B, Class C, 0.830%, 2/20/2025	17,036,370
27,000,000		Verizon Owner Trust 2020-C, Class B, 0.670%, 4/21/2025	27,239,374
9,000,000		Verizon Owner Trust 2020-C, Class C, 0.770%, 4/21/2025	9,039,377
		TOTAL	510,006,563
		Rate Reduction Bond—0.0%
988,045		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.550%, 10/20/2023	1,010,548
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $2,445,696,674)	2,469,123,959
		CORPORATE BONDS—32.0%
		Basic Industry - Chemicals—0.1%
3,315,000		Nutrition & Biosciences, Inc., Sr. Unsecd. Note, 144A, 0.697%, 9/15/2022	3,325,952
		Capital Goods - Aerospace & Defense—0.7%
17,075,000		Boeing Co., Sr. Unsecd. Note, 1.950%, 2/1/2024	17,592,598
1,200,000		Boeing Co., Sr. Unsecd. Note, 2.300%, 8/1/2021	1,211,129
5,000,000		Boeing Co., Sr. Unsecd. Note, 4.508%, 5/1/2023	5,406,176
14,500,000		Leidos, Inc., Unsecd. Note, 144A, 2.950%, 5/15/2023	15,291,800
		TOTAL	39,501,703

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Capital Goods - Construction Machinery—0.4%
$ 9,610,000		CNH Industrial Capital America LLC, Sr. Unsecd. Note, 1.950%, 7/2/2023	$9,895,947
8,865,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.400%, 10/10/2023	8,911,100
4,360,000		John Deere Capital Corp., Sr. Unsecd. Note, Series MTN, 0.700%, 7/5/2023	4,407,517
		TOTAL	23,214,564
		Capital Goods - Diversified Manufacturing—1.2%
15,000,000		3M Co., Sr. Unsecd. Note, 1.750%, 2/14/2023	15,434,863
20,000,000	[1]	Honeywell International, Inc., Sr. Unsecd. Note, 0.461% (3-month USLIBOR +0.230%), 8/19/2022	20,021,903
10,000,000		Honeywell International, Inc., Sr. Unsecd. Note, 0.483%, 8/19/2022	10,016,495
2,015,000		Honeywell International, Inc., Sr. Unsecd. Note, 1.350%, 6/1/2025	2,086,060
1,545,000		Lennox International, Inc., Sr. Unsecd. Note, 1.350%, 8/1/2025	1,581,250
8,235,000	[1]	Otis Worldwide Corp., Sr. Unsecd. Note, Series WI, 0.688% (3-month USLIBOR +0.450%), 4/5/2023	8,237,260
3,830,000		Roper Technologies, Inc., Sr. Unsecd. Note, 0.450%, 8/15/2022	3,837,008
7,135,000		Roper Technologies, Inc., Sr. Unsecd. Note, 2.350%, 9/15/2024	7,599,707
		TOTAL	68,814,546
		Communications - Cable & Satellite—0.3%
20,830,000	[1]	Comcast Corp., Sr. Unsecd. Note, 0.866% (3-month USLIBOR +0.630%), 4/15/2024	21,090,585
		Communications - Media & Entertainment—0.2%
2,610,000		Fox Corp, Sr. Unsecd. Note, Series WI, 3.666%, 1/25/2022	2,701,972
555,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 3.750%, 10/1/2021	568,985
10,160,000	[1]	Walt Disney Co., Sr. Unsecd. Note, 0.475% (3-month USLIBOR +0.250%), 9/1/2021	10,172,669
		TOTAL	13,443,626
		Communications - Telecom Wireless—0.8%
19,530,000		American Tower Corp., Sr. Unsecd. Note, 0.600%, 1/15/2024	19,554,800
30,800,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 1.220% (3-month USLIBOR +0.990%), 1/16/2024	31,223,625
		TOTAL	50,778,425
		Communications - Telecom Wirelines—0.1%
4,170,000	[1]	Verizon Communications, Inc., Sr. Unsecd. Note, 1.219% (3-month USLIBOR +1.000%), 3/16/2022	4,216,495
		Consumer Cyclical - Automotive—3.1%
10,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 0.423% (3-month USLIBOR +0.210%), 2/12/2021	10,002,545
7,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.520% (3-month USLIBOR +0.290%), 12/10/2021	7,014,581
5,000,000		American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 0.875%, 7/7/2023	5,062,416
8,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 0.662% (3-month USLIBOR +0.450%), 2/22/2021	8,003,845
9,000,000		Daimler Finance NA LLC, Sr. Unsecd. Note, 144A, 3.400%, 2/22/2022	9,297,973
3,570,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 1.521% (3-month USLIBOR +1.270%), 3/28/2022	3,509,570
3,510,000		General Motors Co., Sr. Unsecd. Note, 5.400%, 10/2/2023	3,932,557
10,500,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.700%, 8/18/2023	10,776,584
9,090,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 1.778% (3-month USLIBOR +1.550%), 1/14/2022	9,165,661
5,665,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 5.200%, 3/20/2023	6,213,888
14,980,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 1.250%, 9/18/2023	15,166,543
8,895,000		Hyundai Capital America, Sr. Unsecd. Note, 144A, 2.375%, 2/10/2023	9,176,289
4,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 0.941% (3-month USLIBOR +0.690%), 9/28/2022	3,966,396
10,000,000	[1]	Nissan Motor Acceptance Corp., Sr. Unsecd. Note, 144A, 1.114% (3-month USLIBOR +0.890%), 1/13/2022	9,980,299
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, 0.614% (3-month USLIBOR +0.390%), 1/11/2023	5,024,000
4,000,000		Toyota Motor Credit Corp., Sr. Unsecd. Note, Series GMTN, 3.050%, 1/8/2021	4,000,981
16,800,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.345% (3-month USLIBOR +0.125%), 8/13/2021	16,809,179
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 0.914% (3-month USLIBOR +0.690%), 1/11/2022	5,031,326
30,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 0.750%, 11/23/2022	30,102,740
2,000,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.500%, 9/24/2021	2,030,077
8,570,000		Volkswagen Group of America Finance LLC, Sr. Unsecd. Note, 144A, 2.900%, 5/13/2022	8,843,513
		TOTAL	183,110,963

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Retailers—0.7%
$ 3,570,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, 144A, 2.700%, 7/26/2022	$3,691,930
13,055,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 0.950% (3-month USLIBOR +0.720%), 3/9/2021	13,070,463
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	4,023,812
1,180,000		CVS Health Corp., Sr. Unsecd. Note, 3.350%, 3/9/2021	1,186,492
18,700,000	[1]	Home Depot, Inc., Sr. Unsecd. Note, 0.535% (3-month USLIBOR +0.310%), 3/1/2022	18,761,017
		TOTAL	40,733,714
		Consumer Cyclical - Services—0.2%
10,000,000		Amazon.com, Inc., Sr. Unsecd. Note, 0.400%, 6/3/2023	10,064,127
		Consumer Non-Cyclical - Food/Beverage—0.9%
6,950,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 1.227% (3-month USLIBOR +1.010%), 10/17/2023	7,066,876
6,180,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 3.551%, 5/25/2021	6,257,665
10,000,000		Keurig Dr Pepper, Inc., Sr. Unsecd. Note, 4.057%, 5/25/2023	10,871,762
6,000,000		McCormick & Co., Inc., Sr. Unsecd. Note, 2.700%, 8/15/2022	6,213,233
15,580,000		Mondelez International, Inc., Sr. Unsecd. Note, 0.625%, 7/1/2022	15,652,984
8,660,000		PepsiCo, Inc., Sr. Unsecd. Note, 0.400%, 10/7/2023	8,710,624
		TOTAL	54,773,144
		Consumer Non-Cyclical - Health Care—0.5%
10,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 1.255% (3-month USLIBOR +1.030%), 6/6/2022	10,587,008
12,495,000		DH Europe Finance II S.a.r.l., Sr. Unsecd. Note, Series 3YR, 2.050%, 11/15/2022	12,892,958
8,145,000		Stryker Corp., Sr. Unsecd. Note, 0.600%, 12/1/2023	8,159,147
		TOTAL	31,639,113
		Consumer Non-Cyclical - Pharmaceuticals—1.3%
13,635,000	[1]	AbbVie, Inc., Sr. Unsecd. Note, Series WI, 0.862% (3-month USLIBOR +0.650%), 11/21/2022	13,728,939
4,700,000		AstraZeneca PLC, 0.700%, 4/8/2026	4,677,670
6,500,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 0.850% (3-month USLIBOR +0.620%), 6/10/2022	6,548,114
2,000,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 0.881% (3-month USLIBOR +0.630%), 6/25/2021	2,004,249
9,100,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, 144A, 1.226% (3-month USLIBOR +1.010%), 12/15/2023	9,198,490
6,330,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, 0.537%, 11/13/2023	6,341,769
500,000	[1]	Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 0.601% (3-month USLIBOR +0.380%), 5/16/2022	501,825
4,615,000		Bristol-Myers Squibb Co., Sr. Unsecd. Note, Series WI, 2.900%, 7/26/2024	5,012,848
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.350%, 5/15/2022	3,523,397
7,000,000	[1]	Gilead Sciences, Inc., Sr. Unsecd. Note, 0.771% (3-month USLIBOR +0.520%), 9/29/2023	7,020,113
1,900,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.950%, 3/1/2022	1,936,429
4,735,000		Merck & Co., Inc., Sr. Unsecd. Note, 2.900%, 3/7/2024	5,107,269
12,085,000		Royalty Pharma PLC, Unsecd. Note, 144A, 0.750%, 9/2/2023	12,149,900
		TOTAL	77,751,012
		Consumer Non-Cyclical - Products—0.5%
22,955,000		Procter & Gamble Co., Sr. Unsecd. Note, 0.550%, 10/29/2025	23,163,808
6,545,000		Unilever Capital Corp., Sr. Unsecd. Note, 0.375%, 9/14/2023	6,567,777
		TOTAL	29,731,585
		Consumer Non-Cyclical - Supermarkets—0.0%
1,715,000		Kroger Co., Sr. Unsecd. Note, 2.600%, 2/1/2021	1,717,742
		Consumer Non-Cyclical - Tobacco—0.2%
10,000,000	[1]	Bat Capital Corp., Sr. Unsecd. Note, Series WI, 1.101% (3-month USLIBOR +0.880%), 8/15/2022	10,073,191
		Energy - Independent—0.2%
13,300,000	[1]	Occidental Petroleum Corp., Sr. Unsecd. Note, 1.671% (3-month USLIBOR +1.450%), 8/15/2022	13,039,179
		Energy - Integrated—1.1%
1,910,000		BP Capital Markets PLC, Company Guarantee, 3.561%, 11/1/2021	1,961,404
2,780,000	[1]	BP Capital Markets PLC, Sr. Unsecd. Note, 1.089% (3-month USLIBOR +0.870%), 9/16/2021	2,794,368
10,000,000	[1]	Chevron Corp., Unsecd. Note, 0.751% (3-month USLIBOR +0.530%), 11/15/2021	10,044,202

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Integrated—continued
$ 15,000,000	[1]	Chevron U.S.A., Inc., Sr. Unsecd. Note, 0.413% (3-month USLIBOR +0.200%), 8/11/2023	$15,042,211
14,155,000		Exxon Mobil Corp., Sr. Unsecd. Note, 1.902%, 8/16/2022	14,566,426
18,060,000		Shell International Finance B.V., Sr. Unsecd. Note, 0.375%, 9/15/2023	18,105,453
2,345,000		Suncor Energy, Inc., Sr. Unsecd. Note, 2.800%, 5/15/2023	2,468,624
		TOTAL	64,982,688
		Energy - Midstream—0.2%
10,800,000		Enterprise Products Operating LLC, Sr. Unsecd. Note, 3.500%, 2/1/2022	11,168,006
525,000	[1]	MPLX LP, Sr. Unsecd. Note, 1.330% (3-month USLIBOR +1.100%), 9/9/2022	525,096
		TOTAL	11,693,102
		Energy - Refining—1.1%
6,175,000	[1]	Phillips 66, Sr. Unsecd. Note, 0.833% (3-month USLIBOR +0.600%), 2/26/2021	6,175,738
35,000,000	[1]	Phillips 66, Sr. Unsecd. Note, 0.840% (3-month USLIBOR +0.620%), 2/15/2024	35,033,322
24,900,000	[1]	Valero Energy Corp., Sr. Unsecd. Note, 1.366% (3-month USLIBOR +1.150%), 9/15/2023	24,966,013
		TOTAL	66,175,073
		Financial Institution - Banking—11.7%
10,000,000	[1]	American Express Co., 0.883% (3-month USLIBOR +0.650%), 2/27/2023	10,088,904
9,125,000		Associated Banc-Corp., Sr. Unsecd. Note, Series BKNT, 3.500%, 8/13/2021	9,276,324
2,655,000		Associated Banc-Corp., Sub. Note, 4.250%, 1/15/2025	2,879,349
4,000,000	[1]	Australia & New Zealand Banking Group Ltd New York, Unsecd. Note, 144A, 0.682% (3-month USLIBOR +0.460%), 5/17/2021	4,006,876
430,000		Australia & New Zealand Banking Group Ltd., Sr. Unsecd. Note, Series MTN, 2.050%, 11/21/2022	445,134
13,500,000	[1]	Australia & New Zealand Banking Group, Melbourne, Sr. Unsecd. Note, 144A, 0.702% (3-month USLIBOR +0.490%), 11/21/2022	13,594,342
10,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 1.214% (3-month USLIBOR +1.000%), 4/24/2023	10,105,060
4,065,000		Bank of America Corp., Sr. Unsecd. Note, 2.738%, 1/23/2022	4,069,980
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 0.589% (3-month USLIBOR +0.380%), 1/23/2022	5,000,959
5,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 0.815% (Secured Overnight Financing Rate +0.730%), 10/24/2024	5,042,822
7,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series MTN, 1.388% (3-month USLIBOR +1.180%), 10/21/2022	7,057,824
30,000,000	[1]	Bank of Montreal, Sr. Unsecd. Note, 0.438% (Secured Overnight Financing Rate +0.350%), 12/8/2023	30,028,255
2,060,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.050%, 11/1/2022	2,126,906
1,000,000		Bank of Montreal, Sr. Unsecd. Note, Series MTN, 2.900%, 3/26/2022	1,032,664
25,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 0.350%, 12/7/2023	25,055,886
5,000,000	[1]	Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 1.264% (3-month USLIBOR +1.050%), 10/30/2023	5,086,075
15,000,000	[1]	Bank of Nova Scotia, Sr. Unsecd. Note, 0.638% (Secured Overnight Financing Rate +0.550%), 9/15/2023	15,096,867
10,000,000		Bank of Nova Scotia, Sr. Unsecd. Note, 1.950%, 2/1/2023	10,329,986
2,700,000		Bank of Nova Scotia, Sr. Unsecd. Note, Series BKNT, 2.500%, 1/8/2021	2,700,514
3,280,000		Barclays PLC, Sr. Unsecd. Note, 1.007%, 12/10/2024	3,303,841
2,550,000		BNP Paribas SA, Sr. Pfd., Series BKNT, 5.000%, 1/15/2021	2,553,378
10,000,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.488% (Secured Overnight Financing Rate +0.400%), 12/14/2023	10,021,945
10,870,000	[1]	Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.889% (Secured Overnight Financing Rate +0.800%), 3/17/2023	10,975,133
5,000,000		Canadian Imperial Bank of Commerce, Sr. Unsecd. Note, 0.950%, 6/23/2023	5,067,637
5,800,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.450%, 4/30/2021	5,843,207
7,690,000	[1]	Capital One NA, Sr. Unsecd. Note, Series BKNT, 1.364% (3-month USLIBOR +1.150%), 1/30/2023	7,744,733
5,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 0.563% (3-month USLIBOR +0.350%), 2/12/2021	5,000,315
6,665,000		Citibank NA, Sr. Unsecd. Note, Series BKNT, 3.165%, 2/19/2022	6,688,347
3,845,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 0.955% (Secured Overnight Financing Rate +0.870%), 11/4/2022	3,865,793
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.164% (3-month USLIBOR +0.950%), 7/24/2023	5,046,669
5,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 1.295% (3-month USLIBOR +1.070%), 12/8/2021	5,038,035
3,465,000		Citigroup, Inc., Sr. Unsecd. Note, 2.312%, 11/4/2022	3,521,083
2,000,000	[1]	Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 0.941% (3-month USLIBOR +0.720%), 2/14/2022	2,009,611

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 3,890,000		Citizens Bank N.A., Sr. Unsecd. Note, Series BKNT, 3.250%, 2/14/2022	$4,006,048
10,000,000	[1]	Citizens Bank, N.A., Providence, Sr. Unsecd. Note, Series BKNT, 1.201% (3-month USLIBOR +0.950%), 3/29/2023	10,133,130
10,000,000	[1]	Commonwealth Bank of Australia, Sr. Unsecd. Note, 144A, 1.055% (3-month USLIBOR +0.830%), 9/6/2021	10,052,356
8,320,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 0.950% (3-month USLIBOR +0.730%), 6/11/2021	8,339,227
19,175,000	[1]	Credit Suisse AG of New York, Sr. Unsecd. Note, Series*, 0.536% (Secured Overnight Financing Rate +0.450%), 2/4/2022	19,211,815
5,250,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, Series BKNT, 0.654% (3-month USLIBOR +0.440%), 7/26/2021	5,260,116
19,150,000		FNB Corp. (PA), Sr. Unsecd. Note, 2.200%, 2/24/2023	19,523,957
3,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 0.962% (3-month USLIBOR +0.750%), 2/23/2023	3,028,900
2,815,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.876%, 10/31/2022	2,872,433
15,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 0.623% (Secured Overnight Financing Rate +0.540%), 11/17/2023	15,024,628
10,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, Series FRN, 0.878% (Secured Overnight Financing Rate +0.790%), 12/9/2026	10,068,887
5,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 1.220% (3-month USLIBOR +1.000%), 5/18/2024	5,035,150
2,855,000		HSBC Holdings PLC, Sr. Unsecd. Note, 1.645%, 4/18/2026	2,921,214
2,555,000		HSBC Holdings PLC, Sr. Unsecd. Note, 5.100%, 4/5/2021	2,586,142
2,000,000	[1,3]	HSBC Holdings PLC, Sr. Unsecd. Note, 2.465% (3-month USLIBOR +2.240%), 3/8/2021	2,007,578
2,800,000		Huntington National Bank, Sr. Unsecd. Note, Series BKNT, 3.125%, 4/1/2022	2,890,980
8,330,000		Intesa Sanpaolo SpA, Sr. Pfd., Series 0000, 6.500%, 2/24/2021	8,396,598
6,000,000		JPMorgan Chase & Co., 3.250%, 9/23/2022	6,312,166
6,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 0.939% (3-month USLIBOR +0.730%), 4/23/2024	6,054,222
5,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 1.444% (3-month USLIBOR +1.230%), 10/24/2023	5,091,522
5,000,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 1.514%, 6/1/2024	5,134,972
3,455,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 2.550%, 3/1/2021	3,460,529
7,380,000		Lloyds Banking Group PLC, Sr. Unsecd. Note, 1.326%, 6/15/2023	7,463,248
7,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 0.830% (3-month USLIBOR +0.610%), 5/18/2022	7,049,822
6,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 0.865% (3-month USLIBOR +0.640%), 12/1/2021	6,502,004
9,000,000		Mitsubishi UFJ Financial Group, Inc., Sr. Unsecd. Note, 0.848%, 9/15/2024	9,056,118
11,280,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 0.785% (Secured Overnight Financing Rate +0.700%), 1/20/2023	11,325,318
2,825,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.500%, 4/21/2021	2,842,595
1,795,000		Morgan Stanley, Sr. Unsecd. Note, Series I, 0.864%, 10/21/2025	1,810,440
4,635,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 0.560%, 11/10/2023	4,646,847
2,145,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 2.720%, 7/22/2025	2,295,036
7,355,000	[1]	MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.798% (Secured Overnight Financing Rate +0.710%), 12/9/2022	7,405,928
6,825,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, Series BKNT, 3.150%, 4/1/2022	7,050,151
30,000,000	[1]	National Australia Bank Ltd., Sr. Unsecd. Note, 144A, 0.629% (3-month USLIBOR +0.410%), 12/13/2022	30,162,346
22,500,000		National Bank of Canada, Montreal, Sr. Unsecd. Note, Series MTN, 2.100%, 2/1/2023	23,250,784
3,000,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 0.465% (3-month USLIBOR +0.250%), 1/22/2021	3,000,433
6,665,000	[1]	PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 0.716% (3-month USLIBOR +0.500%), 7/27/2022	6,705,347
3,300,000		PNC Bank National Association, Sr. Unsecd. Note, Series BKNT, 2.232%, 7/22/2022	3,335,545
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, 0.898% (3-month USLIBOR +0.660%), 10/5/2023	5,052,577
25,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.485% (Secured Overnight Financing Rate +0.400%), 8/5/2022	25,054,083
5,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 0.577% (3-month USLIBOR +0.360%), 1/17/2023	5,024,456
2,730,000		State Street Corp., Sr. Unsecd. Note, 1.950%, 5/19/2021	2,748,273
1,605,000		State Street Corp., Sr. Unsecd. Note, Series WI, 2.825%, 3/30/2023	1,656,726
5,000,000		Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.450%, 9/11/2023	5,016,014
15,750,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 0.650% (3-month USLIBOR +0.430%), 6/11/2021	15,779,782
7,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.804% (3-month USLIBOR +0.590%), 8/2/2022	7,019,184
6,000,000	[1]	Truist Bank, Sr. Unsecd. Note, Series BKNT, 0.818% (Secured Overnight Financing Rate +0.730%), 3/9/2023	6,050,789
12,855,000		Truist Financial Corp., Sr. Unsecd. Note, Series MTN, 3.050%, 6/20/2022	13,344,575
10,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, 0.630% (3-month USLIBOR +0.400%), 12/9/2022	10,054,102

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$ 14,157,000	[1]	Wells Fargo & Co., Sr. Unsecd. Note, 1.239% (3-month USLIBOR +1.025%), 7/26/2021	$14,234,416
15,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.546% (3-month USLIBOR +0.310%), 1/15/2021	15,001,699
1,605,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 0.890% (3-month USLIBOR +0.660%), 9/9/2022	1,611,850
5,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.082%, 9/9/2022	5,057,749
30,300,000	[1]	Westpac Banking Corp., Sr. Unsecd. Note, 0.794% (3-month USLIBOR +0.570%), 1/11/2023	30,533,547
		TOTAL	694,258,808
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
10,000,000	[1]	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 0.644% (3-month USLIBOR +0.430%), 11/1/2021	10,027,792
		Financial Institution - Finance Companies—0.1%
2,120,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.450%, 12/16/2021	2,183,592
3,430,000		AerCap Ireland Capital Ltd / AerCap Global Aviation Trust, Sr. Unsecd. Note, 4.875%, 1/16/2024	3,745,513
		TOTAL	5,929,105
		Financial Institution - Insurance - Health—0.2%
14,690,000	[1]	CIGNA Corp., Sr. Unsecd. Note, Series WI, 0.878% (3-month USLIBOR +0.650%), 9/17/2021	14,692,361
		Financial Institution - Insurance - Life—2.1%
15,000,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.450%, 12/8/2023	15,003,572
6,820,000		AIG Global Funding, Sr. Secd. Note, 144A, 0.800%, 7/7/2023	6,889,325
6,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, 144A, 2.750%, 6/22/2024	6,448,824
6,475,000		Mass Mutual Global Funding II, Sr. Secd. Note, 144A, 0.850%, 6/9/2023	6,556,074
5,555,000		Met Life Glob Funding I, Sec. Fac. Bond, 144A, 0.900%, 6/8/2023	5,626,412
4,765,000		Met Life Glob Funding I, Sr. Secd. Note, 144A, 2.650%, 4/8/2022	4,907,543
7,000,000	[1]	Met Life Global Funding I, Sec. Fac. Bond, 144A, 0.655% (Secured Overnight Financing Rate +0.570%), 1/13/2023	7,037,875
2,915,000		Met Life Global Funding I, Sec. Fac. Bond, 144A, 2.400%, 6/17/2022	3,002,923
5,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, 144A, 0.445% (Secured Overnight Financing Rate +0.360%), 10/21/2023	5,016,904
11,250,000		New York Life Global Funding, Sec. Fac. Bond, 144A, 2.950%, 1/28/2021	11,269,864
13,390,000	[1]	New York Life Global Funding, Sr. Secd. Note, 144A, 0.552% (3-month USLIBOR +0.320%), 8/6/2021	13,411,621
16,000,000		Pacific Life Global Funding II, Term Loan - 2nd Lien, 144A, 0.500%, 9/23/2023	16,047,859
22,815,000		Principal Life Global Funding II, Sec. Fac. Bond, 144A, 0.500%, 1/8/2024	22,871,384
		TOTAL	124,090,180
		Financial Institution - REIT - Office—0.0%
1,165,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.000%, 1/15/2024	1,283,227
		Technology—0.9%
1,033,000	[1]	Apple, Inc., Sr. Unsecd. Note, 0.713% (3-month USLIBOR +0.500%), 2/9/2022	1,038,630
15,000,000		Apple, Inc., Sr. Unsecd. Note, 0.750%, 5/11/2023	15,186,851
6,535,000		Apple, Inc., Sr. Unsecd. Note, 1.700%, 9/11/2022	6,702,115
10,000,000		Broadcom, Inc., Sr. Unsecd. Note, 2.250%, 11/15/2023	10,450,332
5,835,000		Dell International LLC / EMC Corp., 144A, 4.000%, 7/15/2024	6,439,090
4,615,000		Fiserv, Inc., Sr. Unsecd. Note, 2.750%, 7/1/2024	4,957,203
2,670,000		IBM Credit LLC, Sr. Unsecd. Note, 2.650%, 2/5/2021	2,675,472
2,360,000		Micron Technology, Inc., Sr. Unsecd. Note, 2.497%, 4/24/2023	2,461,080
5,000,000	[1]	Qualcomm, Inc., Sr. Unsecd. Note, 0.944% (3-month USLIBOR +0.730%), 1/30/2023	5,062,324
		TOTAL	54,973,097
		Transportation - Airlines—0.3%
15,525,000		Southwest Airlines Co., Sr. Unsecd. Note, 4.750%, 5/4/2023	16,878,515
		Transportation - Services—0.1%
3,200,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.450%, 7/1/2024	3,488,271
3,280,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, 144A, 3.650%, 7/29/2021	3,331,249
		TOTAL	6,819,520
		Utility - Electric—2.3%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.400%, 10/1/2022	1,548,088

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$ 12,060,000	[1]	American Electric Power Co., Inc., Sr. Unsecd. Note, Series A, 0.679% (3-month USLIBOR +0.480%), 11/1/2023	$12,079,462
7,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 0.651% (3-month USLIBOR +0.400%), 6/25/2021	7,013,069
6,015,000		Dominion Energy, Inc., Jr. Sub. Note, 2.715%, 8/15/2021	6,090,660
16,885,000	[1]	Dominion Energy, Inc., Sr. Unsecd. Note, Series D, 0.746% (3-month USLIBOR +0.530%), 9/15/2023	16,922,825
13,540,000	[1]	Duke Energy Progress LLC, Sr. Unsecd. Note, Series A, 0.400% (3-month USLIBOR +0.180%), 2/18/2022	13,542,595
1,935,000		EverSource Energy, Sr. Unsecd. Note, Series Q, 0.800%, 8/15/2025	1,933,006
5,745,000	[1]	Florida Power & Light Co., Sr. Unsecd. Note, 0.602% (3-month USLIBOR +0.380%), 7/28/2023	5,746,224
16,930,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.750%, 1/21/2022	17,210,943
3,790,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.900%, 3/15/2021	3,809,227
17,855,000	[1]	PPL Electric Utilities Corp., Term Loan - 1st Lien, 0.501% (3-month USLIBOR +0.250%), 9/28/2023	17,873,134
2,935,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.875%, 6/15/2024	3,162,821
10,000,000		WEC Energy Group, Inc., Sr. Unsecd. Note, 0.550%, 9/15/2023	10,056,007
10,290,000		Wisconsin Public Service, Sr. Unsecd. Note, 3.350%, 11/21/2021	10,558,980
8,575,000		Xcel Energy, Inc., Sr. Unsecd. Note, 0.500%, 10/15/2023	8,604,474
		TOTAL	136,151,515
		Utility - Natural Gas—0.1%
4,965,000		National Fuel Gas Co., Sr. Unsecd. Note, 5.500%, 1/15/2026	5,731,910
		Utility - Natural Gas Distributor—0.2%
9,575,000	[1]	Southern California Gas Co., Sr. Unsecd. Note, 0.569% (3-month USLIBOR +0.350%), 9/14/2023	9,577,168
1,000,000		The East Ohio Gas Company, Sr. Unsecd. Note, 144A, 1.300%, 6/15/2025	1,019,785
		TOTAL	10,596,953
		TOTAL CORPORATE BONDS (IDENTIFIED COST $1,877,831,737)	1,901,303,512
		COLLATERALIZED MORTGAGE OBLIGATIONS—10.4%
		Federal Home Loan Mortgage Corporation—7.0%
1,361,937	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 2819, Class F, 0.558% (1-month USLIBOR +0.400%), 6/15/2034	1,368,345
266,993	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3071, Class TF, 0.458% (1-month USLIBOR +0.300%), 4/15/2035	267,665
926,378	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3084, Class XF, 0.678% (1-month USLIBOR +0.520%), 12/15/2035	938,894
244,624	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3152, Class WF, 0.618% (1-month USLIBOR +0.460%), 2/15/2034	247,096
1,001,113	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class EF, 0.568% (1-month USLIBOR +0.410%), 5/15/2036	1,007,917
399,207	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3153, Class FJ, 0.520% (1-month USLIBOR +0.380%), 5/15/2036	401,944
207,489	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3156, Class HF, 0.643% (1-month USLIBOR +0.485%), 8/15/2035	209,775
76,271	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3191, Class FE, 0.558% (1-month USLIBOR +0.400%), 7/15/2036	76,846
372,609	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3211, Class FN, 0.458% (1-month USLIBOR +0.300%), 9/15/2036	374,251
334,083	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3317, Class F, 0.558% (1-month USLIBOR +0.400%), 7/15/2036	336,637
109,640	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3320, Class FM, 0.558% (1-month USLIBOR +0.400%), 7/15/2036	110,654
97,631	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3339, Class AF, 0.608% (1-month USLIBOR +0.450%), 7/15/2037	98,394
1,481,605	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3382, Class FG, 0.758% (1-month USLIBOR +0.600%), 11/15/2037	1,506,439
1,196,961	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3387, Class PF, 0.578% (1-month USLIBOR +0.420%), 11/15/2037	1,207,581
129,436	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3542, Class NF, 0.908% (1-month USLIBOR +0.750%), 7/15/2036	132,007
434,391	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3556, Class FA, 1.068% (1-month USLIBOR +0.910%), 7/15/2037	444,533
18,154,608	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class F, 0.488% (1-month USLIBOR +0.330%), 4/15/2041	18,243,981
8,090,323	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 3843, Class FB, 0.488% (1-month USLIBOR +0.330%), 4/15/2041	8,123,840
1,867,022	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4604, Class FB, 0.558% (1-month USLIBOR +0.400%), 8/15/2046	1,883,807
25,815,203	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4901, Class BF, 0.548% (1-month USLIBOR +0.400%), 7/25/2049	26,027,282
7,546,252	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4916, Class FA, 0.548% (1-month USLIBOR +0.400%), 9/25/2049	7,605,828
36,269,526	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4920, Class FA, 0.598% (1-month USLIBOR +0.450%), 10/25/2049	36,667,852
29,252,902	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4988, Class KF, 0.498% (1-month USLIBOR +0.350%), 7/25/2050	29,439,860
38,931,100	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 4993, Class F, 0.598% (1-month USLIBOR +0.450%), 7/25/2050	39,308,307
34,975,594	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 5031, Class FB, 0.381% (Secured Overnight Financing Rate +0.300%), 4/25/2041	35,000,917

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal Home Loan Mortgage Corporation—continued
$ 9,931,723	[1]	Federal Home Loan Mortgage Corp. REMIC, Series 5057, Class FH, 0.331% (Secured Overnight Financing Rate +0.250%), 12/25/2050	$9,883,396
12,011,848	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF79, Class AL, 0.623% (1-month USLIBOR +0.470%), 5/25/2030	12,159,485
3,500,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF87, Class AL, 0.495% (1-month USLIBOR +0.350%), 8/25/2030	3,474,611
29,000,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF90, Class AL, 0.475% (1-month USLIBOR +0.330%), 9/25/2030	29,005,229
26,000,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF92, Class AL, 0.475% (1-month USLIBOR +0.330%), 10/25/2030	26,004,766
32,000,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF93, Class AL, 0.420% (1-month USLIBOR +0.280%), 10/25/2027	32,005,504
35,550,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF94, Class AL, 0.453% (1-month USLIBOR +0.300%), 11/25/2030	35,556,694
57,101,000	[1]	Federal Home Loan Mortgage Corp. REMIC, Series KF95, Class AL, 0.413% (1-month USLIBOR +0.260%), 11/25/2030	57,111,175
		TOTAL	416,231,512
		Federal National Mortgage Association—1.7%
121,027	[1]	Federal National Mortgage Association REMIC, Series 2002-77, Class FA, 1.157% (1-month USLIBOR +1.000%), 12/18/2032	123,993
307,079	[1]	Federal National Mortgage Association REMIC, Series 2006-44, Class FK, 0.578% (1-month USLIBOR +0.430%), 6/25/2036	309,723
1,406,061	[1]	Federal National Mortgage Association REMIC, Series 2006-61, Class FQ, 0.548% (1-month USLIBOR +0.400%), 7/25/2036	1,416,177
310,497	[1]	Federal National Mortgage Association REMIC, Series 2006-79, Class DF, 0.498% (1-month USLIBOR +0.350%), 8/25/2036	312,289
886,049	[1]	Federal National Mortgage Association REMIC, Series 2006-81, Class FB, 0.498% (1-month USLIBOR +0.350%), 9/25/2036	891,869
407,104	[1]	Federal National Mortgage Association REMIC, Series 2006-119, Class CF, 0.448% (1-month USLIBOR +0.300%), 12/25/2036	408,925
751,221	[1]	Federal National Mortgage Association REMIC, Series 2006-W1, Class 2AF1, 0.368% (1-month USLIBOR +0.220%), 2/25/2046	742,250
4,765,844	[1]	Federal National Mortgage Association REMIC, Series 2007-22, Class FQ, 0.378% (1-month USLIBOR +0.230%), 3/25/2037	4,774,485
496,280	[1]	Federal National Mortgage Association REMIC, Series 2007-88, Class FY, 0.608% (1-month USLIBOR +0.460%), 9/25/2037	501,629
277,806	[1]	Federal National Mortgage Association REMIC, Series 2007-97, Class FE, 0.598% (1-month USLIBOR +0.450%), 7/25/2037	280,693
141,952	[1]	Federal National Mortgage Association REMIC, Series 2008-69, Class FB, 1.148% (1-month USLIBOR +1.000%), 6/25/2037	145,812
21,768	[1]	Federal National Mortgage Association REMIC, Series 2009-42, Class FG, 0.948% (1-month USLIBOR +0.800%), 5/25/2039	21,829
22,881	[1]	Federal National Mortgage Association REMIC, Series 2009-63, Class FB, 0.648% (1-month USLIBOR +0.500%), 8/25/2039	23,161
351,441	[1]	Federal National Mortgage Association REMIC, Series 2009-69, Class F, 0.998% (1-month USLIBOR +0.850%), 4/25/2037	360,163
9,503,867	[1]	Federal National Mortgage Association REMIC, Series 2010-111, Class FM, 0.548% (1-month USLIBOR +0.400%), 10/25/2040	9,556,287
15,400,399	[1]	Federal National Mortgage Association REMIC, Series 2016-24, Class FG, 0.498% (1-month USLIBOR +0.350%), 5/25/2046	15,493,006
3,137,666	[1]	Federal National Mortgage Association REMIC, Series 2017-24, Class FB, 0.498% (1-month USLIBOR +0.350%), 4/25/2047	3,150,753
33,023,819	[1]	Federal National Mortgage Association REMIC, Series 2018-85, Class FE, 0.448% (1-month USLIBOR +0.300%), 12/25/2048	33,153,259
2,719,161	[1]	Federal National Mortgage Association REMIC, Series 2019-31, Class FA, 0.548% (1-month USLIBOR +0.400%), 7/25/2049	2,739,810
12,147,961	[1]	Federal National Mortgage Association REMIC, Series 2020-47, Class FH, 0.548% (1-month USLIBOR +0.400%), 7/25/2050	12,235,767
17,490,034	[1]	Federal National Mortgage Association REMIC, Series 2020-68, Class FB, 0.448% (1-month USLIBOR +0.300%), 10/25/2060	17,515,179
		TOTAL	104,157,059
		Government National Mortgage Association—1.7%
8,470,646	[1]	Government National Mortgage Association REMIC, Series 2005-41, Class FC, 0.451% (1-month USLIBOR +0.300%), 5/20/2035	8,504,975
4,744,134	[1]	Government National Mortgage Association REMIC, Series 2005-84, Class FA, 0.351% (1-month USLIBOR +0.200%), 11/20/2035	4,747,298
3,890,081	[1]	Government National Mortgage Association REMIC, Series 2007-21, Class F, 0.453% (1-month USLIBOR +0.300%), 4/16/2037	3,906,923
6,477,391	[1]	Government National Mortgage Association REMIC, Series 2012-H31, Class FA, 0.490% (1-month USLIBOR +0.350%), 11/20/2062	6,468,961
2,987,216	[1]	Government National Mortgage Association REMIC, Series 2013-26, Class GF, 0.451% (1-month USLIBOR +0.300%), 2/20/2043	2,999,989
4,633,447	[1]	Government National Mortgage Association REMIC, Series 2013-H16, Class FA, 0.680% (1-month USLIBOR +0.540%), 7/20/2063	4,645,118
5,776,305	[1]	Government National Mortgage Association REMIC, Series 2013-H17, Class FA, 0.690% (1-month USLIBOR +0.550%), 7/20/2063	5,789,598

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Government National Mortgage Association—continued
$ 45,201,935	[1]	Government National Mortgage Association REMIC, Series 2018-115, Class DF, 0.451% (1-month USLIBOR +0.300%), 8/20/2048	$45,341,740
18,108,534	[1]	Government National Mortgage Association REMIC, Series 2020-83, Class FA, 0.551% (1-month USLIBOR +0.400%), 6/20/2039	18,279,390
		TOTAL	100,683,992
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $620,838,584)	621,072,563
		COMMERCIAL MORTGAGE-BACKED SECURITIES—2.5%
		Commercial Mortgage—2.5%
20,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 1.408% (1-month USLIBOR +1.250%), 7/15/2035	19,502,488
30,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 1.558% (1-month USLIBOR +1.400%), 11/15/2036	29,475,564
14,053,523	[1]	DBWF Mortgage Trust 2018-GLKS, Class A, 1.182% (1-month USLIBOR +1.030%), 12/19/2030	13,878,544
25,000,000	[1]	DBWF Mortgage Trust 2018-GLKS, Class B, 1.502% (1-month USLIBOR +1.350%), 12/19/2030	24,283,367
38,000,000		Fontainebleau Miami Beach Trust, Class B, 3.447%, 12/10/2036	39,299,627
14,549,408	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 0.937% (1-month USLIBOR +0.790%), 4/10/2046	14,701,862
4,753,616	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 1.352% (1-month USLIBOR +1.200%), 6/15/2045	4,774,512
		TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $146,500,178)	145,915,964
		NON-AGENCY MORTGAGE-BACKED SECURITIES—1.2%
		Non-Agency Mortgage—1.2%
161,189	[1]	Countrywide Alternative Loan Trust 2005-51, Class 3AB3, 1.243% (1-month USLIBOR +1.100%), 11/20/2035	92,503
1,543,710	[1]	Gosforth Funding PLC 2017-1A, Class A1A, 0.708% (3-month USLIBOR +0.470%), 12/19/2059	1,544,619
5,482,875	[1]	Gosforth Funding PLC 2018-1A, Class A1, 0.656% (3-month USLIBOR +0.450%), 8/25/2060	5,487,475
118,593	[1]	Impac CMB Trust 2004-7, Class 1A2, 1.068% (1-month USLIBOR +0.920%), 11/25/2034	114,457
183,332	[1]	Impac CMB Trust 2004-9, Class 1A2, 1.028% (1-month USLIBOR +0.880%), 1/25/2035	178,481
4,200,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 0.676% (3-month USLIBOR +0.420%), 12/22/2069	4,201,147
9,100,000		Lanark Master Issuer PLC 2020-1A, Class 1A, 2.277%, 12/22/2069	9,317,481
290,585	[1]	Mellon Residential Funding Corp. 2001-TBC1, Class A1, 0.858% (1-month USLIBOR +0.700%), 11/15/2031	280,786
30,000,000	[1]	Permanent Master Issuer PLC 2019-1A, Class 1A1, 0.786% (3-month USLIBOR +0.550%), 7/15/2058	30,064,320
357,176		Sequoia Mortgage Trust 2012-4, Class A3, 2.069%, 9/25/2042	353,810
1,134,348		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	1,109,453
1,516,220		Sequoia Mortgage Trust 2013-1, Class 1A1, 1.450%, 2/25/2043	1,492,328
14,000,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 0.598% (3-month USLIBOR +0.390%), 1/21/2070	14,003,192
354,394	[1]	Washington Mutual 2006-AR1, Class 2A1B, 1.679% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +1.070%), 1/25/2046	348,421
559,081	[1]	Washington Mutual 2006-AR15, Class 1A, 1.449% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	490,176
314,352	[1]	Washington Mutual 2006-AR17, Class 1A, 1.564% (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	283,715
		TOTAL NON-AGENCY MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $69,379,585)	69,362,364
	[4]	COMMERCIAL PAPER—0.4%
		Financial Institution - Banking—0.4%
25,000,000		NatWest Markets PLC, 2.009%, 2/1/2021 (IDENTIFIED COST $24,957,590)	24,995,067
	[1]	ADJUSTABLE RATE MORTGAGES—0.0%
		Federal National Mortgage Association—0.0%
659,819		FNMA ARM, 1.779%, 8/1/2033	666,422
84,631		FNMA ARM, 2.144%, 5/1/2040	86,214
581,406		FNMA ARM, 2.445%, 7/1/2034	594,303
42,930		FNMA ARM, 2.767%, 4/1/2030	43,777
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,386,565)	1,390,716

Principal Amount or Shares		Value
	MORTGAGE-BACKED SECURITY—0.0%
	Federal National Mortgage Association—0.0%
$ 358,110	Federal National Mortgage Association, Pool 728568, 6.500%, 10/1/2033 (IDENTIFIED COST $378,590)	$425,934
	INVESTMENT COMPANIES—11.1%
14,629,023	Bank Loan Core Fund	140,146,037
205,500	Federated Hermes Government Obligations Fund, Premier Shares, 0.01%[5]	205,500
421,546,129	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[5]	421,630,438
15,758,514	High Yield Bond Core Fund	100,066,566
	TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $657,894,896)	662,048,541
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $5,844,864,399)	5,895,638,620
	OTHER ASSETS AND LIABILITIES - NET—0.8%[6]	46,157,333
	TOTAL NET ASSETS—100%	$5,941,795,953
At December 31, 2020, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Depreciation
Short Futures:
[7]United States Treasury Notes 2-Year Short Futures	500	$110,488,281	March 2021	$(105,289)
[7]United States Treasury Notes 5-Year Short Futures	250	$31,541,016	March 2021	$(85,051)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(190,340)
The average notional value of short futures contracts held by the Fund throughout the period was $137,222,559. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

[PAGE INTENTIONALLY LEFT BLANK]

Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended December 31, 2020, were as follows:
	Bank Loan Core Fund	Federated Hermes Government Obligations Fund, Premier Shares*	Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares	High Yield Bond Portfolio	Total of Affiliated Transactions
Value as of 9/30/2020	$90,951,701	$3,739,340	$240,928,252	$82,315,704	$417,934,997
Purchases at Cost	$46,318,262	$5,879,399	$1,172,562,644	$13,825,771	$1,238,586,076
Proceeds from Sales	$—	$(9,413,239)	$(991,744,149)	$—	$(1,001,157,388)
Change in Unrealized Appreciation/Depreciation	$2,876,074	N/A	$(94,177)	$3,925,091	$6,706,988
Net Realized Gain/(Loss)	$—	N/A	$(22,132)	$—	$(22,132)
Value as of 12/31/2020	$140,146,037	$205,500	$421,630,438	$100,066,566	$662,048,541
Shares Held as of 12/31/2020	14,629,023	205,500	421,546,129	15,758,514	452,139,166
Dividend Income	$1,318,262	$5	$173,541	$1,325,771	$2,817,579

*	All or a portion of the balance/activity for the fund relates to cash collateral received on securities lending transactions.

1
Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.

2
Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Directors (the “Directors”).

3
All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers. As of December 31, 2020, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities Loaned	Collateral Received
$200,758	$205,500

4	Each issue shows the rate of discount at the time of purchase for discount issues, or the coupon for interest bearing issues.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Investment Valuation
In calculating its NAV, the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Directors.
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Directors, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.

Fair Valuation and Significant Events Procedures
The Directors have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Directors have appointed a Valuation Committee comprised of officers of the Fund, Federated Management Company (the “Adviser”) and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Directors have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Directors. The Directors periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Directors
The Directors also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Directors have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Directors. The Directors have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Asset-Backed Securities	$—	$2,469,123,959	$0	$2,469,123,959
Corporate Bonds	—	1,901,303,512	—	1,901,303,512
Collateralized Mortgage Obligations	—	621,072,563	—	621,072,563
Commercial Mortgage-Backed Securities	—	145,915,964	—	145,915,964
Non-Agency Mortgage-Backed Securities	—	69,362,364	—	69,362,364
Commercial Paper	—	24,995,067	—	24,995,067
Adjustable Rate Mortgages	—	1,390,716	—	1,390,716
Mortgage-Backed Security	—	425,934	—	425,934
Investment Companies	662,048,541	—	—	662,048,541
TOTAL SECURITIES	$662,048,541	$5,233,590,079	$0	$5,895,638,620
Other Financial Instruments:[1]
Liabilities	$(190,340)	$—	$—	$(190,340)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(190,340)	$—	$—	$(190,340)

1	Other financial instruments are futures contracts

The following acronym(s) are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
NIM	—Net Interest Margin
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit